Related parties - Outstanding balances with related parties (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Outstanding balances with related parties
Cash and cash equivalents	$ 1,361	$ 1,384
Accounts receivable	102	118
Dividends receivable	82	89
Loans	1,894	1,919
Derivative financial instruments		42
Other assets	62	65
Supplier and contractors	226	367
Loans	2,378	3,055
Derivative financial instruments	102	64
Others liabilities	343	569
Joint Ventures
Outstanding balances with related parties
Accounts receivable	70	91
Dividends receivable	76	83
Loans	1,894	1,919
Other assets	62	65
Supplier and contractors	94	302
Others liabilities	294	569
Associates
Outstanding balances with related parties
Accounts receivable	29	22
Dividends receivable	6	6
Supplier and contractors	10	28
Loans	1,390	1,367
Others liabilities	49
Major Stockholders
Outstanding balances with related parties
Cash and cash equivalents	1,361	1,384
Accounts receivable	3	5
Derivative financial instruments		42
Supplier and contractors	122	37
Loans	988	1,688
Derivative financial instruments	$ 102	$ 64